Expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Selling and marketing expenses	€ 26,086	€ 20,448	€ 20,044
Increase (decrease) in selling and marketing expenses	5,638	404
Research and development expenses	34,387	29,616	17,390
Increase in research and development expenses	4,771	12,226
General and administrative expenses	85,747	62,502	58,863
Depreciation and amortization	64,822	56,383	54,103
Increase in general and administrative expenses	23,245	3,639
Non recurring start up costs	2,585
Non-recurring accrual reversal amount	(9,884)
Non-recurring out of cycle bonus to personnel amount	6,526	6,526
Costs related to listing of shares		794
Selling and Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Accrual of provision for bad debt.			1,084
Accrual of provision for expected credit loss			1,079
Release of provision for bad debt	759	933
Release of provision for expected credit loss	770	(936)
Receivables write-off	11	3	5
Depreciation and amortization	722	787	844
Research and Development Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	3,468	3,353	2,580
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	7,082	5,985	5,383
Amortization of fair value adjustments from purchase price allocations	1,039	1,039	€ 1,039
Non-recurring out of cycle bonus to personnel amount		6,526
General and Administrative Expenses | Incentive Plan 2012-2021, Incentive Plan 2018-2022 and Partially to New Stock Grant Plan 2021-2027
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Non-recurring accrual reversal amount	€ 9,884
General and Administrative Expenses | Incentive Plan 2018-2022, Incentive Plan 2012-2021 and Partially to New Stock Grant Plan 2021-2027
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Non-recurring accrual reversal amount		€ 9,884